Loans to customers (Details 6) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 2,831,131	$ 1,521,040	$ 1,129,522
Transfers from Stage 1 to Stage 2	(72,261)	(81,641)	(63,015)
Transfers from Stage 2 to Stage 1	105,872	70,293	31,475
Transfers to Stage 3	(286,753)	(159,879)	(149,355)
Transfers from Stage 3	11,164	4,548	735
Write-offs
Net increase of gross carrying amount	3,103,740	1,311,806	515,802
Effect of changes in exchange rates (OCI)	(964,535)	164,964	55,876
Gross carrying amount at end of the year	4,728,358	2,831,131	1,521,040
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	648,296	351,166	200,040
Transfers from Stage 1 to Stage 2	72,261	81,641	63,015
Transfers from Stage 2 to Stage 1	(105,872)	(70,293)	(31,475)
Transfers to Stage 3	(251,924)	(186,661)	(112,901)
Transfers from Stage 3	9,941	5,676	701
Write-offs
Net increase of gross carrying amount	898,618	428,807	223,713
Effect of changes in exchange rates (OCI)	(216,904)	37,960	8,073
Gross carrying amount at end of the year	1,054,416	648,296	351,166
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	234,343	104,293	62,788
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	538,677	346,540	262,256
Transfers from Stage 3	(21,105)	(10,224)	(1,436)
Write-offs	(814,913)	(451,387)	(408,605)
Net increase of gross carrying amount	468,189	232,682	186,632
Effect of changes in exchange rates (OCI)	(71,510)	12,439	2,658
Gross carrying amount at end of the year	333,681	234,343	104,293
All Stage [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	3,713,770	1,976,499	1,392,350
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(814,913)	(451,387)	(408,605)
Net increase of gross carrying amount	4,470,547	1,973,295	926,147
Effect of changes in exchange rates (OCI)	(1,252,949)	215,363	66,607
Gross carrying amount at end of the year	$ 6,116,455	$ 3,713,770	$ 1,976,499